UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21834

YORK ENHANCED STRATEGIES FUND, LLC
(Exact name of registrant as specified in charter)

767 Fifth Avenue, 17TH Floor New York, New York		10153
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street Wilmington, Delaware 19801
(Name and address of agent for service)

Copies to: David M. Mahle Jones Day 222 East 41ST Street New York, New York 10017

Registrant's telephone number, including area code:		(212) 300-1300

Date of fiscal year end:	December 31, 2007

Date of reporting period:	September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

YORK ENHANCED STRATEGIES FUND, LLC

Schedule of Investments

September 30, 2007 (Unaudited)

	Par Value	Description	Value	Percentage of Net Assets

		FIXED INCOME SECURITIES #

		COMMUNICATIONS
$1,000,000		Charter Communications Holdings II, LLC, 10.25%, due 9/15/10	$1,025,000
	3,000,000	Hughes Networks Systems, 9.50%, due 4/15/14	3,090,000
		West Corp.,
	2,500,000	9.50%, due 10/15/14	2,587,500
	10,000,000	11.00%, due 10/15/16	10,500,000
		TOTAL COMMUNICATIONS	17,202,500	5.1%

		CONSUMER CYCLICAL
	1,000,000	Adelphia Communications Corp., 9.375%, due 11/15/09 *+	184,141
	3,000,000	Delphi Corp., 6.50%, due 8/15/13 *+	2,820,000
	2,000,000	Goodyear Tire & Rubber Co., 9.13475%, due 12/1/09 **	2,020,000
	12,500,000	Leslie’s Poolmart, 7.75%, due 2/1/13	12,000,000
	2,000,000	Levi Strauss & Co., 8.875%, due 4/1/16	2,080,000
	3,500,000	Tenneco, Inc., 8.625%, due 11/15/14	3,535,000
		TOTAL CONSUMER CYCLICAL	22,639,141	6.7

		CONSUMER NON-CYCLICAL
	3,500,000	Baker & Taylor, Inc., 11.50%, due 7/1/13 ##	3,535,000
	8,290,000	Pathmark Stores, Inc., 8.75%, due 2/1/12	8,372,900
	4,000,000	Pinnacle Foods LLC, 9.25%, due 4/1/15 ##	3,760,000
		Select Medical Corp.,
	7,500,000	7.625%, due 2/1/15	6,825,000
	1,300,000	11.25938%, due 9/15/15 **	1,179,750
	706,000	Stripes Acquisition LLC / Susser Finance Corp., 10.625%, due 12/15/13	762,480
	7,000,000	Vitamin Shoppe Industries, Inc., 13.0575%, due 11/15/12 **	7,420,000
	4,000,000	Wimar Opco LLC, 9.625%, due 12/15/14 ##	3,100,000
		TOTAL CONSUMER NON-CYCLICAL	34,955,130	10.4

		ENERGY
	6,000,000	Calpine Canada Energy Finance Ulc, 8.50%, due 5/1/08 ##+	6,600,000
	5,000,000	Calpine Corp., 8.50%, due 7/15/10 ##+	5,350,000
		Enron Corp., *+
JPY	500,000,000	0.97%, expired maturity	1,045,296
EUR	10,000,000	4.375%, expired maturity	2,463,000
$2,500,000		0.00%, due 2/7/21	550,000
	2,500,000	6.31%, expired maturity	255,250
	8,500,000	8.25%, expired maturity	7,225,000
	2,500,000	8.31%, expired maturity	721,875
GBP	1,500,000	8.75%, expired maturity	2,148,900
		TOTAL ENERGY	26,359,321	7.8

		FINANCIALS
$10,000,000		Crum & Forster Holding Corp., 7.75%, due 5/1/17	9,500,000
		Ford Motor Credit Co.,
	700,000	6.00%, due 1/20/15	623,000
	366,000	6.52%, due 3/10/13	322,080
	500,000	7.90%, due 5/18/15	468,750
	7,031,000	Mobile Satellite Ventures LP, 0.00%, due 4/1/13 ##++	4,288,910
		TOTAL FINANCIALS	15,202,740	4.5

		HEALTH CARE
		HCA, Inc.,
	9,000,000	6.95%, due 5/1/12	8,415,000
	4,000,000	7.875%, due 2/1/11	3,940,000
	2,000,000	9.25%, due 11/15/16 ##	2,135,000
		TOTAL HEALTH CARE	14,490,000	4.3

		INDUSTRIAL
		EuroTunnel Group UK PLC,
EUR	1,438	3.00%, due 7/28/08	492,193
	1,438	3.00%, due 7/28/09	477,837
	1,657	3.00%, due 7/28/10	531,705
	2,392	6.00%, due 7/28/10	460,532
GBP	702	3.00%, due 7/28/08	235,161
	1,488	3.00%, due 7/28/09	483,923
	949	3.00%, due 7/28/10	298,034
	880	6.00%, due 7/28/10	165,819
		Delta Airlines, Inc., *+
$11,250,000		7.90%, due 12/15/09	505,125
	1,000,000	8.30%, due 12/15/29	65,000
	6,000,000	Neenah Foundry Co., 9.50%, due 1/1/17	5,460,000
		TOTAL INDUSTRIAL	9,175,329	2.7

		INFORMATION TECHNOLOGY
	5,000,000	Cherokee International Corp., 5.25%, due 11/1/08	4,200,000	1.3

		MATERIALS
	5,000,000	AGY Holding Corp., 11.00%, due 11/15/14 ##	5,000,000	1.5

		TELECOMMUNICATION SERVICES
	1,000,000	Level 3 Financing, Inc., 12.25%, due 3/15/13	1,100,000
	2,500,000	Primus Telecommunications IHC, Inc., 14.25%, due 5/20/11	2,550,000
	8,000,000	Suncom Wireless, Inc., 8.50%, due 6/1/13	8,360,000
		TOTAL TELECOMMUNICATION SERVICES	12,010,000	3.6

		TOTAL FIXED INCOME SECURITIES (COST — $156,509,849)	161,234,161	47.9

The accompanying notes are an integral part of the Schedule of Investments.

	Par Value	Description	Value	Percentage of Net Assets

		LOAN PARTICIPATIONS AND TRADE CLAIMS #

		COMMUNICATIONS
EUR	7,752,979	Kabel Deutschland, EURLIBOR plus 7.00%, due 11/12/14 (PIK)	$11,167,480	3.3%

		CONSUMER CYCLICAL
		Coach America,
$3,000,000		2nd Lien Term Loan, USDLIBOR plus 6.50%, due 10/20/14	2,790,000
	2,637,458	Term Loan B, USDLIBOR plus 2.75%, due 4/20/14	2,479,210
	677,966	Letter of Credit, USDLIBOR plus 2.85%, due 4/20/14	637,288
	4,250,000	Baby Phat, 1st Lien Term Loan A, USDLIBOR plus 4.25%, due 7/18/11	4,250,000
		DaimlerChrysler Financial Services Americas LLC,
	8,000,000	1st Lien, USDLIBOR plus 4.00%, due 8/3/12	7,980,000
	6,000,000	2nd Lien, USDLIBOR plus 6.50%, due 8/3/13	5,895,000
	3,000,000	Delphi Corp., 2nd Lien DIP-Term Loan C, USDLIBOR plus 2.75%, due 12/31/07	2,970,000
	13,000,000	Fox & Hound Restaurant Group, 2nd Lien Term Loan B, USDLIBOR plus 8.50%, due 5/12/11	13,000,000
	6,000,000	Jacuzzi Brands Corp., 2nd Lien Term Loan, USDLIBOR plus 6.00%, due 8/7/14	4,800,000
	8,709,677	Laureate Education, Inc., USDLIBOR plus 3.25%, due 8/15/14	8,535,484
		Movie Gallery, Inc.
	39,135	1st Lien Letter of Credit, USDLIBOR plus 3.50%, due 1/15/12	36,102
	934,517	1st Lien Term Loan, USDLIBOR plus 3.50%, due 1/15/12	862,094
		NPC Group Inc.,
	3,948,718	Term Loan B, USDLIBOR plus 3.00%, due 9/29/13	3,909,231
	8,500,000	2nd Lien Term Loan, USDLIBOR plus 6.50%, due 9/29/14	8,415,000
	4,937,500	Quizno’s Corp., Term Loan B, USDLIBOR plus 2.25%, due 5/5/13	4,740,000
		TOTAL CONSUMER CYCLICAL	71,299,409	21.2

		CONSUMER NON-CYCLICAL
	1,965,000	Georgia Pacific, Term Loan B, USDLIBOR plus 1.75%, due 12/20/12	1,920,788
	14,531,250	Jetro Holdings, USDLIBOR plus 2.50%, due 7/2/14	13,950,000
	4,987,500	Pinnacle Foods Group, Inc., Term Loan B, USDLIBOR plus 2.75%, due 4/2/14	4,788,000
		Spectrum Brands, Inc.,
	402,739	Letter of Credit, USDLIBOR plus 4.00%, due 3/30/13	394,684
	8,127,033	Term Loan B, USDLIBOR plus 4.00%, due 3/30/13	7,964,492
		TOTAL CONSUMER NON-CYCLICAL	29,017,964	8.6

		ENERGY
	7,908,906	ATP Oil & Gas Corp., 1st Lien Term Loan, USDLIBOR plus 3.50%, due 4/14/10	7,948,449
	5,000,000	Calpine Corp. 2nd Lien Term Loan, PRIMERATE plus 4.75%, due 7/16/07 +	5,400,000
		Enron Corp., *+
	10,000,000	Trade Claim 13923	1,900,000
	1,616,742	Trade Claim 99092	404,186
	383,258	Trade Claim 99093	95,815
	4,000,000	Trade Claim 99004	760,000
	6,000,000	Trade Claim 11342 and 11141	990,000
	11,016,146	Trade Claim 9314	1,652,422
		TOTAL ENERGY	19,150,872	5.7

		FINANCIALS
	6,382,695	2-10 Home Buyers Warranty, 1st Lien Term Loan, USDLIBOR plus 5.50%, due 7/26/11	4,659,367
	11,910,000	Affirmative Insurance Holdings, Inc., Term Loan, USDLIBOR plus 3.50%, due 1/31/14	11,433,600
	4,000,000	Metroflag BP LLC, 2nd Lien Term Loan, USDLIBOR plus 9.00%, due 7/6/08	4,000,000
		TOTAL FINANCIALS	20,092,967	6.0

		HEALTH CARE
	5,619,475	HealthSouth Corp., 1st Lien Term Loan, USDLIBOR plus 2.50%, due 3/10/13	5,450,891
	10,000,000	Premier Dental Services, Term Loan, USDLIBOR 5.50%, due 6/30/13	10,000,000
		TOTAL HEALTH CARE	15,450,891	4.6

		INDUSTRIAL
	15,000,000	Collins Industries, 2nd Lien Term Loan, USDLIBOR plus 6.25%, due 10/31/11	15,000,000
	3,000,000	Dresser, Inc., 2nd Lien Term Loan, USDLIBOR plus 5.75%, due 5/4/15	2,910,000
		Navistar International Corp.,
	533,333	Revolver, USDLIBOR plus 3.25%, due 1/19/12	522,667
	1,466,667	Term Loan B, USDLIBOR plus 3.25%, due 1/19/12	1,422,667
	11,939,698	Precision Partners Holding Co., Term Loan B, USDLIBOR plus 3.50%, due 10/1/13	11,581,509
	5,000,000	Strategic Industries LLC, Term Loan, USDLIBOR plus 6.75%, due 5/24/11	4,850,000
	2,520,417	Wastequip, Inc., Term Loan, 12.00%, due 2/15/15	2,520,417
		WW TDS,
	4,000,000	1st Lien, USDLIBOR plus 2.75%, due 4/25/13	3,880,000
EUR	7,000,000	2nd Lien, EURLIBOR plus 6.00%, due 4/24/14	9,683,559
		TOTAL INDUSTRIAL	52,370,819	15.5

		INFORMATION TECHNOLOGY
$6,930,000		H3C Holdings Ltd., Term Loan B, USDLIBOR plus 3.00%, due 9/28/12	6,860,700
		First Data Corp.,
	2,166,667	Initial B-1 Term Loan, USDLIBOR plus 2.75%, due 9/24/14	2,080,000
	10,833,333	Initial B-3 Term Loan, USDLIBOR plus 2.75%, due 9/24/14	10,508,333
	1,995,000	NuVox, Inc., Term Loan B, USDLIBOR plus 3.25%, due 5/31/14	1,975,050
	10,031,250	One Communications Corp., USDLIBOR plus 3.50%, due 6/30/12	10,156,641
		TOTAL INFORMATION TECHNOLOGY	31,580,724	9.4

		MATERIALS
	6,000,000	Foamex LP, 2nd Lien Term Loan, USDLIBOR plus 4.75%, due 2/12/14	5,400,000	1.6

		TELECOMMUNICATION SERVICES
	6,560,000	Allegiance Telecom Liquidating Trust - B *+	766,208
	5,000,000	Level 3 Communications, Inc., USDLIBOR plus 2.25%, due 12/1/11	4,900,000
		TOTAL TELECOMMUNICATION SERVICES	5,666,208	1.7

		TOTAL LOAN PARTICIPATIONS AND TRADE CLAIMS (COST – $261,646,116)	261,197,334	77.6

The accompanying notes are an integral part of the Schedule of Investments.

Number of Shares		Description	Value	Percentage of Net Assets

		EQUITY SECURITIES (Unless otherwise noted)

		COMMUNICATIONS
$131,821		AboveNet, Inc. *	$10,314,993
67,500		American Tower Corp. *	2,938,950
		TOTAL COMMUNICATIONS	13,253,943	3.9%

		CONSUMER CYCLICAL
1,001,485		Adelphia Recovery Trust Series ACC-1 INT *#	40,059
50,000		DaimlerChrysler AG, ADR	5,010,000
63,019		Harrah’s Entertainment, Inc.	5,478,242
190,780		Hancock Fabrics, Inc. *	343,404
EUR	20,137	RTL Group SA	2,046,185
$115,000		Tiffany & Co.	6,020,250
21		Time Warner Cable, Inc. *	689
		TOTAL CONSUMER CYCLICAL	18,938,829	5.6

		CONSUMER NON-CYCLICAL
CHF	25,000	Gate Gourmet Group Holdings, LLC Membership Units *#	1,438,500
$232,616		Kraft Foods, Inc.	8,027,578
		TOTAL CONSUMER NON-CYCLICAL	9,466,078	2.8

		ENERGY
300,000		Enron Corp., 7.00% (Preferred shares) *#+	2,745,000
491,700		Infinity Bio-Energy, Ltd. *	2,522,421
CHF	88,000	Petroplus Holdings AG *	7,761,594
		TOTAL ENERGY	13,029,015	3.9

		FINANCIALS
EUR	334,295	ABN AMRO Holding NV	17,616,091
$150,000		ABN AMRO Holding NV, ADR	7,875,000
12,000,000		Investment in Cerberus CG Investor, LLC #	12,000,000
10,000,000		Investment in Cerberus FIM Investors LLC #	10,000,000
4,750		United Insurance #	955,985
		TOTAL FINANCIALS	48,447,076	14.4

		HEALTH CARE
194,787		Dade Behring Holdings, Inc.	14,871,987
10,000		Ventana Medical Systems, Inc. *	859,100
		TOTAL HEALTH CARE	15,731,087	4.7

		INDUSTRIAL
EUR	1,583,894	Groupe EuroTunnel SA (Warrants) *	519,540	0.2

		INFORMATION TECHNOLOGY
$150,000		Ceridian Corp. *	5,211,000	1.5

		MATERIALS
50,000		Alcan, Inc.	5,004,000	1.5

		TELECOMMUNICATION SERVICES
1,433,041		Neon Communications Group, Inc. *	7,021,901	2.1

		TOTAL EQUITY SECURITIES (COST — $121,147,297)	136,622,469	40.6

		TOTAL INVESTMENTS BEFORE INVESTMENTS SOLD SHORT (COST — $539,303,262)	559,053,964	166.1

		INVESTMENTS SOLD SHORT @

		EQUITY SECURITIES

		EXCHANGE-TRADED FUND
(9,800)		S&P Depositary Receipts Trust Series 1	(1,495,284)	(0.5)

		TOTAL INVESTMENTS SOLD SHORT (PROCEEDS — $1,484,520)	(1,495,284)	(0.5)

		TOTAL INVESTMENTS, NET OF INVESTMENTS SOLD SHORT (COST — $537,818,742)	557,558,680	165.6
		OTHER LIABILITIES IN EXCESS OF ASSETS	(220,921,451)	(65.6)
		NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$336,637,229	100.0%

Notes to Schedule of Investments:

*	Non-income producing security.
**	Reflects rate at September 30, 2007 on variable rate instruments.
#	Securities are valued at fair value. At September 30, 2007, $449,611,039 of securities were fair valued, representing 133.6% of net assets applicable to common shareholders.
##	Security is issued under Rule 144A and may be subject to certain restrictions as to resale. Unless otherwise noted, security is deemed liquid.
+	Issuer in default. At September 30, 2007, $44,647,218 of securities were in default, representing 13.3% of net assets applicable to common shareholders.
++	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2007. Maturity date disclosed is the ultimate maturity date.
@	Cash collateral in the amount of $5,003,226 has been pledged to cover the Fund’s open short positions.
PIK -	Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.

EURLIBOR - London Inter-Bank Offer Rate (Denominated in Euro currency)

USDLIBOR - London Inter-Bank Offer Rate (Denominated in USD currency)

PRIMERATE - Base rate U.S. banks charge for commercial loans.

Currency Type Abbreviations:

CHF     Swiss Franc

EUR     Euro

GBP     British Pound

JPY      Japanese Yen

The accompanying notes are an integral part of the Schedule of Investments.

As of September 30, 2007, the gross unrealized appreciation/(depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,943,773
Aggregate gross unrealized depreciation	(11,649,093)
Net unrealized appreciation	18,294,680

Federal income tax cost of investments	$539,264,000

FORWARD FOREIGN CURRENCY CONTRACTS

York Enhanced Strategies Fund, LLC had the following open forward foreign currency contracts as of September 30, 2007:

	Contracts to Deliver	In Exchange For		Settlement Date	Unrealized Appreciation/ (Depreciation)
British Pound	598,000	USD	1,191,216	12/19/2007	(24,904)
Euro	35,688,000	USD	49,875,668	12/19/2007	(954,434)
Swiss Franc	12,237,000	USD	10,470,265	12/19/2007	(66,316)
					$(1,045,654)

Currency Type Abbreviations:

USD - United States Dollar

YORK ENHANCED STRATEGIES FUND, LLC

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

NET ASSET VALUE CALCULATION - The net asset value per common share of the Company will be calculated as of the last business day of each calendar quarter, in connection with each issuance of Common Shares by the Company, as of each distribution declaration date (after giving effect to the relevant distribution), and on such other dates as determined by the Investment Manager or the Board of Directors.

SECURITY VALUATION - Investments in securities traded on a nationally recognized securities exchange or over-the-counter market will generally be valued at the closing price on such exchange or market. Securities not traded on a nationally recognized securities exchange or over-the-counter market are recorded at their fair value as determined in good faith by the Investment Manager, in consultation with the valuation committee pursuant to procedures approved by the Board of Directors. Such procedures consider prices obtained from one or more brokerage firms or financial institutions making markets in these instruments. The market for such investments may become illiquid from time to time as a result of adverse market conditions, regulatory developments or other factors. Also, there may be only a single or limited number of market makers for certain of the Company’s investments. Accordingly, the market for such investments may be thinly traded and prices quoted more volatile than would be the case with more established markets. Because of the inherent uncertainty of valuation, estimated fair values do not necessarily represent amounts that might be ultimately realized, since such amounts depend on future circumstances, and the differences could be material.

NEW ACCOUNTING PRONOUNCEMENTS - In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass through entities such as the Company, a minimum threshold for financial statement recognition of the benefit of positions taken or expected to be taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of the Interpretation must be incorporated no later than the last business day related to the Company’s 2007 semi-annual report. Management continues to evaluate the application of the Interpretation to the Company, and at this time, does not believe the Company’s financial statements will be materially impacted by the adoption of this interpretation.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Company’s financial statements and disclosures, and at this time, does not believe the Company’s financial statements will be materially impacted by the adoption of this interpretation.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized and reported in a timely manner.

(b) None.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

York Enhanced Strategies Fund, LLC

By:

 /s/ Jeffrey A. Weber

Name: Jeffrey A. Weber
Title: President

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

 /s/ James G. Dinan

Name: James G. Dinan
Title: Chief Executive Officer (principal executive officer)

Date: November 29, 2007

By:

 /s/ Adam J. Semler

Name: Adam J. Semler
Title: Chief Financial Officer and Secretary (principal financial officer)

Date: November 29, 2007